UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      7/2/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      100,619
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
ABM Industries, Inc.     cs             00163T109      304    14500 SH       SOLE       N/A         0    n/a   14500
Automatic Data Proc      cs             053015103    2,486   61,759 SH       SOLE       N/A         0    n/a  61,759
Ameren Corp.             cs             023608102      773   32,516 SH       SOLE       N/A         0    n/a  32,516
Amer Electric Power      cs             025537101      974   30,160 SH       SOLE       N/A         0    n/a  30,160
AFLAC Inc                cs             001055102    1,746   40,914 SH       SOLE       N/A         0    n/a  40,914
Agrium Inc F             cs             008916108      810   16,555 SH       SOLE       N/A         0    n/a  16,555
Amerigas Partners        oa             030975106      921   22,260 SH       SOLE       N/A         0    n/a  22,260
Ares Capital Corp.       cs             04010L103      373   29,777 SH       SOLE       N/A         0    n/a  29,777
American Express         cs             025816109      646   16,262 SH       SOLE       N/A         0    n/a  16,262
Boeing                   cs             097023105    2,535   40,400 SH       SOLE       N/A         0    n/a  40,400
Bank America             cs             060505104    1,710  118,980 SH       SOLE       N/A         0    n/a 118,980
Bristol Myers            cs             110122108    1,935   77,582 SH       SOLE       N/A         0    n/a  77,582
CF Industries Holdng     cs             125269100    1,384   21,815 SH       SOLE       N/A         0    n/a  21,815
Cisco Systems            cs             17275R102    2,977  139,704 SH       SOLE       N/A         0    n/a 139,704
Capitalsource Inc        cs             14055X102      418   87,867 SH       SOLE       N/A         0    n/a  87,867
Dominion Res Inc VA      cs             25746U109    1,371   35,385 SH       SOLE       N/A         0    n/a  35,385
Diebold Incorporated     cs             253651103    1,432   52,550 SH       SOLE       N/A         0    n/a  52,550
Du Pont EI De Nemour     cs             263534109    1,997   57,725 SH       SOLE       N/A         0    n/a  57,725
D T E Energy Company     cs             233331107      284    6,225 SH       SOLE       N/A         0    n/a   6,225
Duke Power               cs             26441C105      959   59,967 SH       SOLE       N/A         0    n/a  59,967
I Shares Dow Div         ut             464287168    2,800   65,989 SH       SOLE       N/A         0    n/a  65,989
Consolidated Edison      cs             209115104    1,616   37,487 SH       SOLE       N/A         0    n/a  37,487
I Share Tr MSCI          ut             464287465    1,601   34,415 SH       SOLE       N/A         0    n/a  34,415
Emerson Electric Co      cs             291011104    1,315   30,100 SH       SOLE       N/A         0    n/a  30,100
Nicor Inc.               cs             654086107    1,246   30,776 SH       SOLE       N/A         0    n/a  30,776
General Electric         cs             369604103    1,973  136,847 SH       SOLE       N/A         0    n/a 136,847
Great Plains Energy      cs             391164100    1,345   79,029 SH       SOLE       N/A         0    n/a  79,029
HCP Inc. REIT            oa             421915109    2,748   85,203 SH       SOLE       N/A         0    n/a  85,203
Hawaiian Elec Indus      cs             419870100      593   26,040 SH       SOLE       N/A         0    n/a  26,040
Hewlett-Packard Co       cs             428236103      220    5,082 SH       SOLE       N/A         0    n/a   5,082
Hospitality Pptys Tr     oa             44106M102    1,580   74,900 SH       SOLE       N/A         0    n/a  74,900
Intel                    cs             458140100    2,781  142,962 SH       SOLE       N/A         0    n/a 142,962
ISharesRussl1000Valu     cs             464287598    1,084   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,166   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,358   23,001 SH       SOLE       N/A         0    n/a  23,001
JP Morgan Chase          cs             46625H100    2,872   78,435 SH       SOLE       N/A         0    n/a  78,435
Kimberly Clark           cs             494368103    1,750   28,866 SH       SOLE       N/A         0    n/a  28,866
Kinder Morgan Energy     oa             494550106    3,766   57,880 SH       SOLE       N/A         0    n/a  57,880
Kinder Morgan Mgmt       cs             49455U100    1,254   22,156 SH       SOLE       N/A         0    n/a  22,156
Coca-Cola Co.            cs             191216100    2,614   52,146 SH       SOLE       N/A         0    n/a  52,146
Lincoln National         cs             534187109    1,102   45,367 SH       SOLE       N/A         0    n/a  45,367
Herman Miller Inc        cs             600544100      199   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,083   39,032 SH       SOLE       N/A         0    n/a  39,032
Altria Group Inc         cs             718154107      408   20,370 SH       SOLE       N/A         0    n/a  20,370
Nveen CA Mn Val Mf       cs             67062C107      419   45,532 SH       SOLE       N/A         0    n/a  45,532
Nucor Corp               cs             670346105    2,383   62,250 SH       SOLE       N/A         0    n/a  62,250
Oracle                   cs             68389X105    1,587   73,950 SH       SOLE       N/A         0    n/a  73,950
Paccar                   cs             693718108      601   15,068 SH       SOLE       N/A         0    n/a  15,068
Precision Castparts      cs             740189105    4,789   46,533 SH       SOLE       N/A         0    n/a  46,533
Pfizer                   cs             717081103      508   35,590 SH       SOLE       N/A         0    n/a  35,590
Proctor and Gamble       cs             742718109    2,961   49,367 SH       SOLE       N/A         0    n/a  49,367
Progress Energy Inc      cs             743263105    1,817   46,335 SH       SOLE       N/A         0    n/a  46,335
Philip Morris Intnl      cs             718172109      828   18,070 SH       SOLE       N/A         0    n/a  18,070
Pinnacle West            cs             723484101      661   18,175 SH       SOLE       N/A         0    n/a  18,175
Patient Portal Tech      cs             70322M105        5   51,600 SH       SOLE       N/A         0    n/a  51,600
Penn West Energy Tr      cs             707885109    3,013  158,407 SH       SOLE       N/A         0    n/a 158,407
The Southern Company     cs             842587107    1,287   38,675 SH       SOLE       N/A         0    n/a  38,675
A T & T Inc              cs             00206R102      203    8,395 SH       SOLE       N/A         0    n/a   8,395
Integrys Energy Grp.     cs             45822P105      740   16,929 SH       SOLE       N/A         0    n/a  16,929
Tyco Electronics         cs             G91449105      540   21,272 SH       SOLE       N/A         0    n/a  21,272

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Tyco                     cs             902124106      749   21,272 SH       SOLE       N/A         0    n/a  21,272
US Bancorp               cs             902973304      216    9,670 SH       SOLE       N/A         0    n/a   9,670
Vulcan Materials Co.     cs             929160109      798   18,209 SH       SOLE       N/A         0    n/a  18,209
Vanguard Value ETF       ut             922908744    2,036   45,610 SH       SOLE       N/A         0    n/a  45,610
Vanguard Growth Idx      ut             922908736    1,527   31,388 SH       SOLE       N/A         0    n/a  31,388
Verizon                  cs             92343V104    1,221   43,568 SH       SOLE       N/A         0    n/a  43,568
Walgreen                 cs             931422109    2,176   81,516 SH       SOLE       N/A         0    n/a  81,516
Wells Fargo              cs             949746101    2,484   97,020 SH       SOLE       N/A         0    n/a  97,020
Exxon Mobil Corp.        cs             30231G102      561    9,837 SH       SOLE       N/A         0    n/a   9,837